Revenues from Contracts with Customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	$ 6,141,802	$ 3,923,227	$ 2,790,128
Americas
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	5,126,218	3,333,761	2,330,158
Europe
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	769,228	408,499	380,507
Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	246,356	180,967	79,463
Reportable Segments: | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	5,262,261	3,324,752	2,204,994
Reportable Segments: | Investment Banking and Capital Markets | Americas
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	4,250,188	2,742,298	1,751,524
Reportable Segments: | Investment Banking and Capital Markets | Europe
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	766,746	401,853	374,411
Reportable Segments: | Investment Banking and Capital Markets | Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	245,327	180,601	79,059
Reportable Segments: | Asset Management
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	14,837	14,702	23,188
Reportable Segments: | Asset Management | Americas
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	14,218	9,754	16,334
Reportable Segments: | Asset Management | Europe
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	619	4,948	6,854
Reportable Segments: | Asset Management | Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Reportable Segments: | Merchant Banking
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	865,251	584,783	564,176
Reportable Segments: | Merchant Banking | Americas
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	862,359	582,719	562,837
Reportable Segments: | Merchant Banking | Europe
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	1,863	1,698	935
Reportable Segments: | Merchant Banking | Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	1,029	366	404
Reportable Segments: | Corporate
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Reportable Segments: | Corporate | Americas
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Reportable Segments: | Corporate | Europe
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Reportable Segments: | Corporate | Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Reconciling Items -Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	(547)	(1,010)	(2,230)
Reconciling Items -Consolidation Adjustments | Americas
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	(547)	(1,010)	(537)
Reconciling Items -Consolidation Adjustments | Europe
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	(1,693)
Reconciling Items -Consolidation Adjustments | Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Investment Banking - Advisory
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	1,873,560	1,053,500	767,421
Investment Banking - Advisory | Reportable Segments: | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	1,873,560	1,053,500	767,421
Investment Banking - Advisory | Reportable Segments: | Asset Management
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Investment Banking - Advisory | Reportable Segments: | Merchant Banking
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Investment Banking - Advisory | Reportable Segments: | Corporate
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Investment Banking - Advisory | Reconciling Items -Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Investment Banking - Underwriting
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	2,492,139	1,447,994	759,571
Investment Banking - Underwriting | Reportable Segments: | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	2,492,389	1,447,994	761,264
Investment Banking - Underwriting | Reportable Segments: | Asset Management
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Investment Banking - Underwriting | Reportable Segments: | Merchant Banking
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Investment Banking - Underwriting | Reportable Segments: | Corporate
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Investment Banking - Underwriting | Reconciling Items -Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	(250)	0	(1,693)
Equities
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	881,660	806,340	662,267
Equities | Reportable Segments: | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	881,957	807,350	662,804
Equities | Reportable Segments: | Asset Management
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Equities | Reportable Segments: | Merchant Banking
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Equities | Reportable Segments: | Corporate
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Equities | Reconciling Items -Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	(297)	(1,010)	(537)
Fixed income
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	14,355	15,908	13,505
Fixed income | Reportable Segments: | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	14,355	15,908	13,505
Fixed income | Reportable Segments: | Asset Management
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Fixed income | Reportable Segments: | Merchant Banking
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Fixed income | Reportable Segments: | Corporate
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Fixed income | Reconciling Items -Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Asset Management
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	14,837	14,702	23,188
Asset Management | Reportable Segments: | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Asset Management | Reportable Segments: | Asset Management
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	14,837	14,702	23,188
Asset Management | Reportable Segments: | Merchant Banking
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Asset Management | Reportable Segments: | Corporate
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Asset Management | Reconciling Items -Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Manufacturing revenues
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	538,628	421,434	324,659
Manufacturing revenues | Reportable Segments: | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Manufacturing revenues | Reportable Segments: | Asset Management
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Manufacturing revenues | Reportable Segments: | Merchant Banking
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	538,628	421,434	324,659
Manufacturing revenues | Reportable Segments: | Corporate
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Manufacturing revenues | Reconciling Items -Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Oil and gas revenues
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	182,973	102,210	173,626
Oil and gas revenues | Reportable Segments: | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Oil and gas revenues | Reportable Segments: | Asset Management
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Oil and gas revenues | Reportable Segments: | Merchant Banking
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	182,973	102,210	173,626
Oil and gas revenues | Reportable Segments: | Corporate
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Oil and gas revenues | Reconciling Items -Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	143,650	61,139	65,891
Other revenues | Reportable Segments: | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Other revenues | Reportable Segments: | Asset Management
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Other revenues | Reportable Segments: | Merchant Banking
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	143,650	61,139	65,891
Other revenues | Reportable Segments: | Corporate
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	0	0	0
Other revenues | Reconciling Items -Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	$ 0	$ 0	$ 0